Schedule of Warrants Outstanding and Exercisable Table (Details) - Warrants [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	6,363,824	6,359,067
Number of Warrants Exercisable	28,867	6,140
Exercise Price 4.34 [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	6,265,137	6,265,137
Warrants outstanding weighted average contractual life (in years)	4 years 8 months 23 days	4 years 11 months 23 days
Number of Warrants Exercisable	0	0
Exercise Price 4.34 One [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	65,063	65,063
Warrants outstanding weighted average contractual life (in years)	4 years 9 months	5 years
Number of Warrants Exercisable	0	0
Exercise Price 4.34 Two [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	4,757
Warrants outstanding weighted average contractual life (in years)	4 years 10 months 2 days
Number of Warrants Exercisable	0
Exercise Price 9.90 [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	22,727	22,727
Warrants outstanding weighted average contractual life (in years)	2 years 7 months 28 days	2 years 10 months 28 days
Number of Warrants Exercisable	22,727	0
Warrants exercisable weighted average contractual life (in years)	2 years 7 months 28 days
Exercise Price 75.00 [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	5,640	5,640
Warrants outstanding weighted average contractual life (in years)	4 months 28 days	7 months 28 days
Number of Warrants Exercisable	5,640	5,640
Warrants exercisable weighted average contractual life (in years)	4 months 28 days	7 months 28 days
Exercise Price 120.00 [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	500	500
Warrants outstanding weighted average contractual life (in years)	4 months 28 days	7 months 28 days
Number of Warrants Exercisable	500	500
Warrants exercisable weighted average contractual life (in years)	4 months 28 days	7 months 28 days